Subsequent Events (Details) - Subsequent Event [Member]	Mar. 23, 2026 $ / shares shares
Subsequent Events [Line Items]
Purchase price per share	$ 0.2
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Stock purchase agreements (in Shares) | shares	100,000,000
Price per share	$ 0.0001